Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020, and our financial performance for each such fiscal year. The amounts represented under “Compensation Actually Paid” were computed in accordance with SEC rules.

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2] ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)	Adjusted EBITDA Margin[4] (%)
					FTI TSR ($)	OSX TSR[3] ($)

2024	16,548,588	56,454,474	3,629,856	9,057,360	187.54	101.68	842,854,782	15.2%
2023	17,062,495	62,631,037	3,219,687	6,970,872	145.16	114.47	56,130,479	12.0%
2022	14,774,294	52,760,476	2,989,375	7,539,426	55.67	61.53	(107,307,795)	10.0%
2021	21,933,683	15,255,127	3,203,031	1,562,750	23.73	31.25	13,344,828	8.8%
2020	12,920,601	2,368,276	3,191,983	1,734,567	28.03	25.88	(3,287,395,821)	6.7%

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	The Company’s principal executive officer (“PEO”) is our CEO, Mr. Pferdehirt. The Non-PEO NEOs referenced in the table above are indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Thierry Conti
2023	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Victoria Lazar, and Thierry Conti
2022	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Victoria Lazar
2021	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Barry Glickman, and Maryann Mannen
2020	Douglas J. Pferdehirt	Maryann Mannen, Justin Rounce, Barry Glickman, Arnaud Pieton, Catherine MacGregor, and Nello Uccelletti

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the OSX index for the applicable five-year period as set forth in our Annual Report on Form 10-K for each respective year.
PEO Total Compensation Amount	$ 16,548,588	$ 17,062,495	$ 14,774,294	$ 21,933,683	$ 12,920,601
PEO Actually Paid Compensation Amount	$ 56,454,474	62,631,037	52,760,476	15,255,127	2,368,276
Adjustment To PEO Compensation, Footnote
To calculate the “Compensation Actually Paid” in the table above, the following amounts were deducted or added (as applicable) to our NEO’s “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year:

Year	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT for Applicable FY	Total Adjustments

PEO
2024	(12,157,451)	20,562,369	24,306,067	7,194,901	—	39,905,886
Average non-PEO NEOs
2024	(1,923,211)	3,252,800	3,108,067	982,369	7,479	5,427,504

Non-PEO NEO Average Total Compensation Amount	$ 3,629,856	3,219,687	2,989,375	3,203,031	3,191,983
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,057,360	6,970,872	7,539,426	1,562,750	1,734,567
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the “Compensation Actually Paid” in the table above, the following amounts were deducted or added (as applicable) to our NEO’s “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year:

Year	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT for Applicable FY	Total Adjustments

PEO
2024	(12,157,451)	20,562,369	24,306,067	7,194,901	—	39,905,886
Average non-PEO NEOs
2024	(1,923,211)	3,252,800	3,108,067	982,369	7,479	5,427,504

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return
Compensation Actually Paid vs. Net Income	Net Income
Compensation Actually Paid vs. Company Selected Measure	Adjusted EBITDA Margin
Total Shareholder Return Vs Peer Group	Total Shareholder Return
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link “Compensation Actually Paid” to our NEOs for the fiscal year ended December 31, 2024:
a.Adjusted EBITDA Margin;
b.Free cash flow;
c.Relative TSR; and
d.ROIC.

Total Shareholder Return Amount	$ 187.54	145.16	55.67	23.73	28.03
Peer Group Total Shareholder Return Amount	101.68	114.47	61.53	31.25	25.88
Net Income (Loss)	$ 842,854,782	$ 56,130,479	$ (107,307,795)	$ 13,344,828	$ (3,287,395,821)
Company Selected Measure Amount	0.152	0.120	0.100	0.088	0.067
PEO Name	Douglas J. Pferdehirt	Douglas J. Pferdehirt	Douglas J. Pferdehirt	Douglas J. Pferdehirt	Douglas J. Pferdehirt
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or other NEOs during the applicable year. Amounts include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The increase in “Compensation Actually Paid” from 2021 to 2022, and from 2022 to 2023, is primarily driven by the increase in the fair value of performance awards due to the increase in the Company’s share price from $5.92 at December 31, 2021, $12.19 at December 31, 2022, and $20.14 at December 29, 2023.Adjusted EBITDA Margin represents earnings before net interest expense, income taxes, depreciation, and amortization, excluding charges, credits, and foreign exchange as a percentage of revenue. Adjusted EBITDA Margin is a non-GAAP measures. Please refer to “Appendix A — Reconciliation of Non-GAAP Measures” in this Proxy Statement for reconciliations of non-GAAP measures to their most comparable GAAP measures.
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The graphs and narrative below illustrate a comparison of the “Compensation Actually Paid” to our PEO and the average of the “Compensation Actually Paid” to our remaining NEOs, with our cumulative TSR, OSX TSR, Adjusted EBITDA Margin, and net income for the fiscal years ended on December 31, 2020, 2021, 2022, 2023, and 2024. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.
The Company’s net income increased significantly from 2020 to 2021 and decreased from 2021 to 2022, while on average, our NEO’s “Compensation Actually Paid” increased over the same periods. Net income increased at a higher rate from 2022 to 2023 than the average increase in our NEO’s “Compensation Actually Paid.” The correlation between “Compensation Actually Paid” and net income is overshadowed by the impact of changes in our stock price on “Compensation Actually Paid”, as the calculation of the value of “Compensation Actually Paid” is more directly tied to stock price, and we do not directly use net income to determine compensation levels or long-term incentive plan payouts. Net income is not a measure that is directly used in evaluating “Compensation Actually Paid.”
We believe that the exclusion of certain charges and credits from net income enable a more effective evaluation of our results and operations period-over-period. Net income in 2020 was primarily impacted by the $3.4 billion impairment during 2020.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,905,886
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,157,451)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,562,369
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,306,067
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,194,901
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,427,504
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,479
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,923,211)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,252,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,108,067
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 982,369